Shareholders' Equity (Details) (USD $)	1 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended			1 Months Ended		12 Months Ended
	Jul. 31, 2009	Jun. 30, 2009	Dec. 31, 2014	Apr. 13, 2010	Jun. 02, 2008	Nov. 30, 2011	Mar. 19, 2013	May 12, 2011	Apr. 13, 2010	Apr. 30, 2012	Jun. 30, 2011	Dec. 31, 2013	Jun. 29, 2009	Mar. 30, 2007	Apr. 26, 2012
Shareholders Equity (Textual)
Common stock par value at the time of incorporation			$ 0.0001									$ 0.0001
Class A Preferred Shares, par value			$ 0.0005									$ 0.0005
Common stock, shares outstanding			83,158,778
Warrant outstanding													9,864,400
IPO Underwriters' Purchase Option													300,000
Description of content of units		Each unit containing one ordinary share and one warrant.
Percentage of voting interest held by common stockholders		73.00%
Accrued interest rate			5.00%
Value of stock repurchased by former stockholders		$ 44,896,637	$ 30,000
Number of shares repurchased by former stockholders		5,702,384
Number of shareholders receive consideration		4,396,604
Purchase price per share		$ 7.87	$ 7.87
Payment of purchase price		34,607,721
Number of shares entered into stock repurchase agreement	1,305,780
Shareholders right under stock repurchase agreement, Description	Shareholders have the right until five years after the date of the Amendment to exercise the right to receive the Purchase Price.
Amount to be deposited in trust account pursuant to stock repurchase agreement	10,289,546
Number of shares repurchased	1,275,780
Convertible debentures face amount				11,000,000					11,000,000
Convertible debentures bearing interest rate				10.00%					10.00%
Class A Preferred Shares, shares outstanding			4,689,506									4,689,506
Mr. Kerry [Member]
Shareholders Equity (Textual)
Previously issued shares cancelled & redeemed of shares				2,000,000
Common Stock Held				2,429,635					2,429,635
Exchange and Amendatory Agreement [Member]
Shareholders Equity (Textual)
Value of senior secured note covered under agreement				25,500,000
Common Stock [Member]
Shareholders Equity (Textual)
Authorized share capital at the time of incorporation					1,900,000									50,000
Common stock par value at the time of incorporation				0.0001	$ 0.0005				0.0001				0.0001	$ 1
Previously issued shares cancelled & redeemed of shares					1,000
Share issued during period				6,342,110	1,900,000	14,964,100
Common stock, shares outstanding													12,927,888
Shares issued and outstanding before business combination													1,900,000
Additional shares issued		253,488
Total shares held by underwriter		11,027,888
Stock issued to placement agent				750,000
Common Stock [Member] | Exchange and Amendatory Agreement [Member]
Shareholders Equity (Textual)
Share issued during period				23,000,000
Class A Preferred Stock [Member]
Shareholders Equity (Textual)
Authorized share capital at the time of incorporation					1,050,000
Class A Preferred Shares, par value					$ 0.0005		$ 1.00
Previously issued shares cancelled & redeemed of shares						4,706,807	1,000,000	4,028,690		1,575,000
Share redemption price per share						1		$ 1							$ 1
Voting right												One share equal to one voting right.
Liquidation preference per share												$ 0.01
Shares issued and outstanding before business combination													980,000
Shares issued upon conversion													9,794,400
Right to receive cash amount per share		$ 7.143
Redemption payment made						4,700,000					4,690,000
Redeemed shares reissued under private placement, description						39.32% of the 11,971,310 Class A Preferred Shares then outstanding.		25.18% of the total 16,000,000 Class A Preferred Shares outstanding.		21.68% of the 7,264,503 Class A Preferred Shares then outstanding.
Accrued and outstanding dividend						299,282
Aggregate amount of redeemable preferred shares			16,000,000
Accrued interest rate			5.00%
Discount rate of ordinary shares			5.00%
Description of arrears payment			Each Class A Preferred Share is entitled to receive a dividend, which will be accrued at a rate of 5% per annum, and will be payable semi-annually on June 30 and December 31, and in arrears in cash or at the Company's option, in Ordinary Shares of the Company at a 5% discount to the trailing 10-day volume-weighted average trading price of the Company's Ordinary Shares on the principal trading market.
Aggregate amount of liquidation preference			16,000,000
Description of liquidation preference			If the closing price of the Company's ordinary shares on the principal trading market on which they are quoted is less than $0.50 upon the 24 month anniversary of the transaction contemplated by the Exchange Agreement, then the liquidation preference may increase by 31.25% per Class A Preferred Share and the rights to convert into ordinary shares some or all of the Class A Preferred Shares held by such holder at such holder's option, at any time, at a ratio of one Ordinary Share for each Class A Preferred Share.
Redeemed shares percentage									17.58%
Class A Preferred Shares, shares outstanding				5,689,503					5,689,503
Class A Preferred Stock [Member] | Exchange and Amendatory Agreement [Member]
Shareholders Equity (Textual)
Share issued during period				16,000,000
Warrant [Member] | Purchase Option [Member]
Shareholders Equity (Textual)
Warrant exercise price												$ 10.00
Value of units issuable												$ 100